UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08394

Templeton Dragon Fund, Inc.
(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923
(Address of principal executive offices)   (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: (954) 527-7500_

Date of fiscal year end: 12/31

Date of reporting period: 6/30/21

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.
Not Applicable
.

Semiannual Report
Templeton Dragon
Fund, Inc.
June 30, 2021

Not FDIC Insured May Lose Value No Bank Guarantee
franklintempleton.com
Semiannual Report

Contents
Semiannual Report
Templeton Dragon Fund, Inc. 2
Performance Summary 5
Consolidated Financial Highlights and Consolidated
Statement of Investments 7
Consolidated Financial Statements 12
Notes to Consolidated Financial Statements 15
Important Information to Shareholders 23
Annual Meeting of Shareholders 24
Dividend Reinvestment and Cash Purchase Plan 25
Shareholder Information 27
Visit franklintempleton.com for fund updates
and documents, or to find helpful financial
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franklintempleton.com
Semiannual Report
SEMIA NNUAL REPORT
Templeton Dragon Fund, Inc.
Dear Shareholder:
This semi annual report for Templeton Dragon Fund, Inc.
covers the period ended June 30 , 202 1 .
Your Fund’s Goal and Main Investments
The Fund seeks long-term capital appreciation by investing
at least 45% of its total assets in equity securities of “China companies.”
Performance Overview
The Fund posted cumulative total returns of +1.58% in
market price terms and +5.66% in net asset value terms for
the six months under review. You can find the Fund’s long-
term performance data in the Performance Summary on
page 5 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown.
Economic and Market Overview
China’s economic recovery continued during the six-month
period ended June 30, 2021. In 2021’s first quarter, year-
on-year growth accelerated to an all-time record high, albeit compared to the novel coronavirus (COVID-19) pandemic-
induced contraction in 2020’s first quarter. Growth was
driven by increased domestic and global demand as well as
government fiscal and monetary support. Growth was less
robust in 2021’s second quarter as higher commodity prices
hindered economic activity.
During the six months under review, the People’s Bank of
China (PBOC) held its benchmark loan prime rate steady.
The PBOC last lowered the loan prime rate in April 2020.
Despite the country’s continued economic recovery, Chinese
equities rose only modestly during the period. Investors
were particularly concerned about increased governmental
regulation of internet companies focused on fair competition, consumer protection and data security. Tensions with the
U.S., signs the U.S. Federal Reserve would tighten monetary
policy and concerns over stock valuations also held back
gains. In this environment, the MSCI China All Shares Total
Return Index-NR, which measures the performance of China
share classes listed in Hong Kong, Shanghai, Shenzhen and
outside of China, posted a +3.11% total return, and the MSCI
China Index-NR posted a +1.83% total return for the six
months ended June 30, 2021.
1
Investment Strategy
Our investment strategy employs a fundamental, value-
oriented, long-term approach. In selecting companies for
investment, we will consider overall growth prospects,
competitive positions in export markets, technologies,
research and development, productivity, labor costs, and raw material costs and sources. Additional considerations include profit margins, returns on investment, capital resources,
government regulation, management and other factors in
comparison to other companies around the world that we
believe are comparable.
Our approach to selecting investments emphasizes
fundamental, company-by-company analysis (rather than
broader analyses of specific industries or sectors of the
economy), to construct an “action list” from which we make
our buy decisions. Although we will consider historical value measures, the primary factor in selecting securities for
investment by the Fund will be the company’s current price
relative to its long-term earnings potential.
Geographic Composition
6/30/21
% of Total
Net Assets
China 97.8%
Other 0.7%
Short-Term Investments & Other Net Assets 1.5%
1. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Returns (NR) include income net of tax withholding when dividends are paid.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Consolidated Statement of Investments (SOI).
The Consolidated SOI begins on page
8
.

Templeton Dragon Fund, Inc.

franklintempleton.com
Semiannual Report
Manager’s Discussion
During the six months under review, key stock contributors
to the Fund’s absolute performance included ANTA Sports
Products, Wuxi Biologics Cayman and China Merchants
Bank.
ANTA Sports Products is a major sportswear company in
China. The company designs, develops, manufactures and
markets apparel, footwear and accessories under the ANTA
brand. Other brands in its portfolio include global names
such as FILA. Strong quarterly retail sales growth across
its brand portfolio and a positive outlook for fiscal year (FY)
2021 supported investor sentiment in the stock. In June,
the company issued a positive profit alert for the first half of
2021.
Wuxi Biologics is a leading, global open-access biologics
technology platform offering end-to-end solutions to clients in the discovery, development and manufacturing of biologics.
The company reported robust 2020 revenue and net profit
growth, which exceeded market expectations. Management
also raised their FY 2021 revenue growth guidance
significantly amid strong growth momentum resulting from an
increase in COVID-19 vaccine related projects as well as a
recovery in non-COVID-19-related projects.
China Merchants Bank is one of China’s largest banks,
with a strong retail banking franchise. It has seen
positive sentiment towards its private banking and
wealth management businesses, as Chinese consumers
increasingly allocate their investments to professional
institutions to manage. A promising outlook for its wealth
management business also raised investor expectations for
the bank’s profitability. Solid first-quarter 2021 earnings and loan growth coupled with stable asset quality further drove
market sentiment in the bank.
In contrast, key detractors from absolute performance
included New Oriental Education & Technology Group,
Midea Group and Ping An Insurance Group.
Fears of tighter regulations in China’s after-school tutoring industry weighed on shares of New Oriental Education &
Technology, a leading provider of private education services in the country, as well as the industry in general. While the market may expect some deceleration in industry growth
due to supply disruptions from regulatory change, new
regulations could benefit high-quality providers such as New
Oriental Education & Technology to some degree on an
acceleration in market-share gains from smaller players. We
continue to closely monitor regulatory developments for any
potentially adverse impact on the industry. Operationally, the company reported better-than-expected revenue and gross
profit margin for the quarter ending in March 2021.
Midea is one of the largest major appliance suppliers in
China and offers a full spectrum of products ranging from air conditioners, refrigerators, and washing machines to small
appliances including microwaves, electric fans and rice
cookers. Although 2020 corporate results exceeded market
expectations, a decline in first-quarter 2021 gross profit
margin largely due to higher raw material prices worried
investors. Sluggish demand in the air conditioner industry
amid cooler weather also led investors to adopt a more
cautious view on the company’s near-term profit margins.
Ping An Insurance is a leading financial conglomerate
involved in insurance, banking, brokerage, trust and other
financial service businesses. The company is among China’s
largest life and property and casualty insurers, in terms
of premiums. Despite reporting solid first-quarter 2021
corporate results, expectations that new COVID-19 waves
could lead to a delay in the resumption of cross border travel between Hong Kong and mainland China and additional
mobility restrictions in Southeast Asian markets raised
sales growth concerns. Increased uncertainties surrounding
the company’s investment in an insolvent state-controlled
conglomerate with interests in health care, finance,
information technology and education further pressured
share-price returns.
In the past six months, investments in the information
technology, financials and health care sectors were
increased as we continued to identify companies with
sustainable earnings power trading at a discount to their
Top 10 Holdings
6/30/21
Company
Industry , Country
% of Total
Net Assets
a a
Tencent Holdings Ltd. 8.3%
Interactive Media & Services, China
Alibaba Group Holding Ltd. 7.8%
Internet & Direct Marketing Retail, China
China Merchants Bank Co. Ltd. 4.2%
Banks, China
Wuxi Biologics Cayman, Inc. 3.9%
Life Sciences Tools & Services, China
ANTA Sports Products Ltd. 3.7%
Textiles, Apparel & Luxury Goods, China
Meituan Dianping 3.4%
Internet & Direct Marketing Retail, China
JD.com, Inc. 3.1%
Internet & Direct Marketing Retail, China
Innovent Biologics, Inc. 2.2%
Biotechnology, China
WuXi AppTec Co. Ltd. 2.1%
Life Sciences Tools & Services, China
China Tourism Group Duty Free Corp. Ltd. 2.1%
Specialty Retail, China

Templeton Dragon Fund, Inc.

franklintempleton.com
Semiannual Report
intrinsic worth. New additions to the portfolio included Daqo
New Energy, a Chinese manufacturer of polysilicon for solar
power equipment, New Horizon Health, a cancer screening
market leader in China, and Hong Kong Exchanges and
Clearing, Hong Kong's only securities and derivatives
exchange and sole operator of its clearing houses.
In contrast, the Fund reduced its holdings in the real estate, materials and consumer discretionary sectors due to the
availability of what we viewed as more attractive investment opportunities. In terms of key sales, we divested our position in Chinese cement producer Anhui Conch Cement. We also
reduced positions in Tencent Holdings, a major internet
services company in China, the aforementioned New
Oriental Education & Technology, and China Resources
Land, a Chinese property investment and development
company.
Thank you for your continued participation in Templeton
Dragon Fund. We look forward to serving your future
investment needs.
Sincerely,
Michael Lai, CFA
Lead Portfolio Manager
Erik Mok
Portfolio Manager
The foregoing information reflects our analysis, opinions
and portfolio holdings as of June 30, 2021, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
CFA
®
is a trademark owned by CFA Institute.

Performance Summary as of June 30, 2021
Templeton Dragon Fund, Inc.

franklintempleton.com
Semiannual Report
Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not reflect any sales charges paid at inception or brokerage commissions paid on secondary market purchases. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 06/30/21
1
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
Cumulative Total Return
2
Average Annual Total Return
2
Based on
NAV
3
Based on
market price
4
Based on
NAV
3
Based on
market price
4
6-Month +5.66% +1.58% +5.66% +1.58%
1-Year +35.33% +49.28% +35.33% +49.28%
5-Year +130.38% +156.94% +18.16% +20.77%
10-Year +132.42% +162.34% +8.80% +10.12%
See page 6 for Performance Summary footnotes.

Templeton Dragon Fund, Inc.
Performance Summary

franklintempleton.com
Semiannual Report
All investments involve risks, including possible loss of principal. Special risks are associated with foreign investing, including currency vola-
tility, economic instability and political developments of countries where the Fund invests. Emerging markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. There are special risks associated with investments in China, Hong Kong and Taiwan, including exposure to currency fluctuations, less liquidity, expropriation, confiscatory taxation, international trade tensions (including tariffs, embargoes and trade wars), nationalization and exchange control regulations (including currency blockage), inflation and rapid fluctuations in inflation and interest rates, all of which can negatively impact the Fund. Investments in Taiwan could be adversely affected by its political and economic relationship with China. Because the Fund invests its assets primarily in companies in a specific region, the Fund is subject to greater risks of adverse developments in that region and/or the surrounding regions than a fund that is more broadly diversified geographically. Political, social or economic disruptions in the region, even in countries in which the Fund is not invested, may adversely affect the value of securities held by the Fund. Also, as a nondiversified investment company investing in “China companies,” the Fund may invest in a relatively small number of issuers and, as a result, be subject to a greater risk of loss with respect to its portfolio securities. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results.
The Fund may invest in eligible China A shares (“Stock Connect Securities”) listed and traded on the Shanghai Stock Exchange through the Shanghai-Hong
Kong Stock Connect program, as well as eligible China A shares listed and traded on the Shenzhen Stock Exchange through the Shenzhen-Hong Kong Stock
Connect program (collectively, “Stock Connect”) and may invest in China Interbank bonds traded on the China Interbank Bond Market (“CIBM”) through the
China – Hong Kong Bond Connect program (“Bond Connect”).
Trading through Stock Connect is subject to a number of restrictions that may affect the Fund’s investments and returns. For example, investors in Stock
Connect Securities are generally subject to Chinese securities regulations and the listing rules of the respective Exchange, among other restrictions. In addition,
Stock Connect Securities generally may not be sold, purchased or otherwise transferred other than through Stock Connect in accordance with applicable rules.
While Stock Connect is not subject to individual investment quotas, daily and aggregate investment quotas apply to all Stock Connect participants, which may restrict or preclude the Fund’s ability to invest in Stock Connect Securities. Trading in the Stock Connect program is subject to trading, clearance and settle-
ment procedures that are untested in China, which could pose risks to the Fund. Finally, the withholding tax treatment of dividends and capital gains payable to overseas investors currently is unsettled. In China, the Hong Kong Monetary Authority Central Money Markets Unit holds Bond Connect securities on behalf of ultimate investors (such as the Fund) in accounts maintained with a China-based custodian (either the China Central Depository & Clearing Co. or the Shanghai
Clearing House). This recordkeeping system subjects the Fund to various risks, including the risk that the Fund may have a limited ability to enforce rights as a bondholder and the risks of settlement delays and counterparty default of the Hong Kong sub-custodian. In addition, enforcing the ownership rights of a beneficial holder of Bond Connect securities is untested and courts in China have limited experience in applying the concept of beneficial ownership. Bond
Connect uses the trading infrastructure of both Hong Kong and China and is not available on trading holidays in Hong Kong. As a result, prices of securities purchased through Bond Connect may fluctuate at times when a Fund is unable to add to or exit its position. Securities offered through Bond Connect may lose their eligibility for trading through the program at any time. If Bond Connect securities lose their eligibility for trading through the program, they may be sold but can no longer be purchased through Bond Connect.
The application and interpretation of the laws and regulations of Hong Kong and China, and the rules, policies or guidelines published or applied by relevant regulators and exchanges in respect of the Stock Connect and Bond Connect programs, are uncertain, and they may have a detrimental effect on the Fund’s investments and returns.
1. The Fund has a fee waiver associated with any investment it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 2/28/22. Fund investment results reflect the fee waiver; without this reduction, the results would have been lower.
2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Assumes reinvestment of distributions based on net asset value.
4. Assumes reinvestment of distributions based on the dividend reinvestment and cash purchase plan.

Templeton Dragon Fund, Inc.
Consolidated Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report

a
Six Months
Ended June
30, 2021
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $24.93 $21.81 $19.01 $24.53 $19.05 $20.51
Income from investment operations:
Net investment income (loss)
a
........ (0.07) (0.06) 0.19 0.32
b
0.19 0.27
Net realized and unrealized gains (losses) 1.48 8.96 4.70 (3.76) 6.98 (0.06)
Total from investment operations ........ 1.41 8.90 4.89 (3.44) 7.17 0.21
Less distributions from:
Net investment income .............. — (0.16) (0.30) (0.21) (0.34) (0.29)
Net realized gains ................. — (5.62) (1.79) (1.90) (1.37) (1.41)
Total distributions ................... — (5.78) (2.09) (2.11) (1.71) (1.70)
Repurchase of shares .............. — — —
c
0.03 0.02 0.03
Net asset value, end of period .......... $26.34 $24.93 $21.81 $19.01 $24.53 $19.05
Market value, end of period
d
........... $23.73 $23.36 $19.45 $17.00 $21.51 $16.38
Total return (based on market value per
share)
e
........................... 1.58% 52.46% 27.55% (11.87)% 42.06% 1.03%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates .......................... 1.36% 1.34% 1.35% 1.33% 1.36% 1.35%
Expenses net of waiver and payments by
affiliates .......................... 1.36%
g
1.33% 1.34% 1.33%
g
1.35%
h
1.35%
g,h
Net investment income (loss) .......... (0.53)% (0.26)% 0.88% 1.34%
b
0.84% 1.35%
Supplemental data
Net assets, end of period (000’s) ........ $890,555 $842,645 $737,427 $643,788 $837,967 $654,805
Portfolio turnover rate ................ 7.02% 39.50% 36.70% 14.06% 50.93% 46.85%
i
a
Based on average daily shares outstanding.
b
Net investment income per share includes approximately $0.07 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.05%.
c
Amount rounds to less than $0.01 per share.
d
Based on the last sale on the New York Stock Exchange.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Benefit of expense reduction rounds to less than 0.01%.
i
Excludes the value of portfolio securities associated with intercompany transactions.

Templeton Dragon Fund, Inc.
Consolidated Statement of Investments (unaudited), June 30, 2021
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 98.4%
Air Freight & Logistics 1.0%
a
SF Holding Co. Ltd., A .................................. China 884,700 $ 9,260,973
Auto Components 0.8%
Minth Group Ltd. ...................................... China 1,422,000 6,743,959
Automobiles 0.5%
b
NIO, Inc., ADR ....................................... China 90,000 4,788,000
Banks 4.2%
a
China Merchants Bank Co. Ltd., A ......................... China 1,840,646 15,437,424
China Merchants Bank Co. Ltd., H ......................... China 2,561,178 21,816,468
37,253,892
Beverages 3.8%
China Resources Beer Holdings Co. Ltd. .................... China 1,082,000 9,703,802
a
Kweichow Moutai Co. Ltd., A ............................. China 46,445 14,783,121
a
Luzhou Laojiao Co. Ltd., A ............................... China 169,956 6,198,149
a,b
Wuliangye Yibin Co. Ltd., A .............................. China 72,400 3,333,961
34,019,033
Biotechnology 6.7%
b
BeiGene Ltd. ......................................... China 541,337 14,411,968
a
Hualan Biological Engineering, Inc., A ...................... China 677,388 3,844,716
b
I-Mab, ADR .......................................... China 117,009 9,822,905
b,c
InnoCare Pharma Ltd., 144A, Reg S ....................... China 2,028,400 7,465,288
b,c
Innovent Biologics, Inc., 144A, Reg S ...................... China 1,646,472 19,205,741
a
Jinyu Bio-Technology Co. Ltd., A .......................... China 1,919,200 5,182,243
59,932,861
Capital Markets 1.5%
a
East Money Information Co. Ltd., A ........................ China 1,522,560 7,714,409
Hong Kong Exchanges & Clearing Ltd. ..................... Hong Kong 99,731 5,936,926
13,651,335
Chemicals 2.2%
a
Guangzhou Tinci Materials Technology Co. Ltd., A ............. China 868,540 14,316,036
a
Jiangsu Yangnong Chemical Co. Ltd., A .................... China 313,900 5,424,328
19,740,364
Commercial Services & Supplies 2.0%
c
A-Living Smart City Services Co. Ltd., H, 144A, Reg S ......... China 3,531,049 17,526,378
Construction Materials 1.6%
a
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., A ...... China 1,622,300 13,894,662
Containers & Packaging 1.0%
a
Zhejiang Jiemei Electronic & Technology Co. Ltd., A ........... China 1,757,600 8,506,746
Diversified Consumer Services 1.0%
b
New Oriental Education & Technology Group, Inc., ADR ........ China 1,000,610 8,194,996
b
TAL Education Group, ADR .............................. China 31,728 800,497
8,995,493
Electrical Equipment 3.2%
a,b
Contemporary Amperex Technology Co. Ltd., A ............... China 66,700 5,506,227
a
Hongfa Technology Co. Ltd., A ............................ China 1,238,435 12,018,946
a
Sunwoda Electronic Co. Ltd., A ........................... China 2,194,600 11,056,112
28,581,285
Electronic Equipment, Instruments & Components 1.9%
a,b
Luxshare Precision Industry Co. Ltd., A ..................... China 1,360,238 9,685,524

Templeton Dragon Fund, Inc.
Consolidated Statement of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Electronic Equipment, Instruments & Components (continued)
a
Shenzhen Kinwong Electronic Co. Ltd., A ................... China 1,842,864 $ 7,473,167
17,158,691
Entertainment 2.3%
b
Bilibili, Inc., ADR ...................................... China 37,010 4,509,299
NetEase, Inc. ........................................ China 698,761 16,058,270
20,567,569
Food & Staples Retailing 0.8%
a
Laobaixing Pharmacy Chain JSC, A ....................... China 847,160 6,901,554
Food Products 1.5%
a
Inner Mongolia Yili Industrial Group Co. Ltd., A ............... China 1,276,300 7,268,152
a
Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., A .... China 971,300 6,320,075
13,588,227
Health Care Equipment & Supplies 1.2%
a
Autobio Diagnostics Co. Ltd., A ........................... China 209,300 2,455,246
a
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., A .......... China 112,601 8,355,238
10,810,484
Health Care Providers & Services 1.7%
a
Aier Eye Hospital Group Co. Ltd., A ........................ China 494,048 5,419,599
a
China National Accord Medicines Corp. Ltd., A ............... China 383,600 2,247,113
b,c
New Horizon Health Ltd., 144A, Reg S ..................... China 754,000 7,685,807
15,352,519
Hotels, Restaurants & Leisure 1.6%
a
Songcheng Performance Development Co. Ltd., A ............. China 1,420,600 3,696,037
Yum China Holdings, Inc. ............................... China 155,335 10,290,944
13,986,981
Household Durables 3.7%
a
Haier Smart Home Co. Ltd., A ............................ China 1,278,000 5,128,093
a
Midea Group Co. Ltd., A ................................ China 1,074,816 11,863,652
a
Oppein Home Group, Inc., A ............................. China 175,600 3,859,211
a
Suofeiya Home Collection Co. Ltd., A ...................... China 1,801,700 6,748,144
a
TCL Technology Group Corp., A .......................... China 4,284,200 5,070,654
32,669,754
Insurance 1.3%
a
Ping An Insurance Group Co. of China Ltd., A ................ China 584,450 5,813,372
Ping An Insurance Group Co. of China Ltd., H ................ China 604,339 5,907,616
11,720,988
Interactive Media & Services 10.4%
b
Baidu, Inc., ADR ...................................... China 59,647 12,162,023
b,c,d
Kuaishou Technology, 144A, Reg S ........................ China 249,600 6,277,214
Tencent Holdings Ltd. .................................. China 984,559 74,129,441
92,568,678
Internet & Direct Marketing Retail 16.2%
b
Alibaba Group Holding Ltd. .............................. China 2,439,545 69,170,020
b
Baozun, Inc., ADR ..................................... China 330,644 11,718,023
b
JD.com, Inc., A ....................................... China 685,912 27,314,948
b,c
Meituan Dianping, B, 144A, Reg S ........................ China 740,841 30,560,357
b
Vipshop Holdings Ltd., ADR ............................. China 252,749 5,075,200
143,838,548

Templeton Dragon Fund, Inc.
Consolidated Statement of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
IT Services 1.5%
b
GDS Holdings Ltd., ADR ................................ China 175,417 $ 13,768,480
Life Sciences Tools & Services 6.1%
a
WuXi AppTec Co. Ltd., A ................................ China 195,160 4,724,870
c
WuXi AppTec Co. Ltd., H, 144A, Reg S ..................... China 609,240 14,220,535
b,c
Wuxi Biologics Cayman, Inc., 144A, Reg S .................. China 1,914,519 35,055,178
54,000,583
Machinery 3.0%
a
Jiangsu Hengli Hydraulic Co. Ltd., A ....................... China 271,300 3,605,420
a
Shenzhen Inovance Technology Co. Ltd., A .................. China 1,233,000 14,149,437
Weichai Power Co. Ltd., H .............................. China 3,847,940 8,543,503
26,298,360
Metals & Mining 0.5%
China Molybdenum Co. Ltd., H ........................... China 7,200,000 4,266,430
Pharmaceuticals 0.9%
a
Jiangsu Hengrui Medicine Co. Ltd., A ...................... China 745,272 7,834,378
Real Estate Management & Development 1.3%
China Resources Land Ltd. .............................. China 1,373,453 5,547,069
b,c
KWG Living Group Holdings Ltd., Reg S .................... China 1,278,500 1,635,961
Shimao Group Holdings Ltd. ............................. China 400 980
c
Shimao Services Holdings Ltd., 144A, Reg S ................. China 1,204,088 4,150,106
11,334,116
Road & Rail 0.3%
b
DiDi Global, Inc., ADR .................................. China 196,400 2,777,096
Semiconductors & Semiconductor Equipment 5.3%
b
Daqo New Energy Corp., ADR ........................... China 102,100 6,638,542
b,c
Hua Hong Semiconductor Ltd., 144A, Reg S ................. China 1,144,765 6,319,860
a
LONGi Green Energy Technology Co. Ltd., A ................. China 680,960 9,348,788
a,b
Sino Wealth Electronic Ltd., A ............................ China 1,196,050 15,769,109
a
Will Semiconductor Co. Ltd. Shanghai, A .................... China 178,051 8,858,243
46,934,542
Software 0.9%
a,b
Hundsun Technologies, Inc., A ............................ China 581,427 8,382,160
Specialty Retail 2.1%
a
China Tourism Group Duty Free Corp. Ltd., A ................ China 400,200 18,574,854
Technology Hardware, Storage & Peripherals 0.3%
a
Inspur Electronic Information Industry Co. Ltd., A .............. China 633,900 2,757,334
Textiles, Apparel & Luxury Goods 3.7%
ANTA Sports Products Ltd. .............................. China 1,406,492 33,011,176
Transportation Infrastructure 0.4%
a
Shanghai International Airport Co. Ltd., A .................... China 517,800 3,856,404
Total Common Stocks (Cost $474,587,302) .....................................
875,854,887
Principal
Amount
*
Convertible Bonds 0.1%
Containers & Packaging 0.1%
a
Zhejiang Jiemei Electronic & Technology Co. Ltd. , 0.4% , 11/04/26 . China 2,574,000 CNY 510,240
Electronic Equipment, Instruments & Components 0.0%
†
a
Luxshare Precision Industry Co. Ltd. , 0.1% , 11/03/26 ........... China 583,100 CNY 105,653

Templeton Dragon Fund, Inc.
Consolidated Statement of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report

See Abbreviations on page 22.
a a
Country
Principal
Amount
*
a
Value
a a a a a
Convertible Bonds
(continued)
Electronic Equipment, Instruments & Components (continued)
a
Shenzhen Kinwong Electronic Co. Ltd. , 0.4% , 8/24/26 .......... China 1,756,000 CNY $ 323,723
429,376
Total Convertible Bonds (Cost $743,157) .......................................
939,616
Total Long Term Investments (Cost $475,330,459) ...............................
876,794,503
a
Short Term Investments 1.0%
a a
Country Shares
a
Value
a
Money Market Funds 1.0%
e,f
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 9,030,577 9,030,577
Total Money Market Funds (Cost $9,030,577) ...................................
9,030,577
Total Short Term Investments (Cost $9,030,577 ) .................................
9,030,577
a
Total Investments (Cost $484,361,036) 99.5% ...................................
$885,825,080
Other Assets, less Liabilities 0.5% .............................................
4,730,304
Net Assets 100.0% ...........................................................
$890,555,384
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
The security is owned by Templeton China Opportunities Fund, Ltd., a wholly-owned subsidiary of the Fund. See Note 1(c).
b
Non-income producing.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2021, the aggregate value of these securities was $150,102,425, representing 16.9% of net assets.
d
A portion or all of the security is on loan at June 30, 2021. See Note 1(d).
e
See Note 3(c) regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.

Templeton Dragon Fund, Inc.
Consolidated Financial Statements
Consolidated Statement of Assets and Liabilities
June 30, 2021 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.

Templeton
Dragon Fund,
Inc.
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $475,330,459
Cost - Non-controlled affiliates (Note 3c) ........................................................ 9,030,577
Value - Unaffiliated issuers (Includes securities loaned of $2,824,746) ................................. $876,794,503
Value - Non-controlled affiliates (Note 3c) ....................................................... 9,030,577
Cash .................................................................................... 4,442
Foreign currency, at value (cost $4,925,957) ...................................................... 4,900,144
Receivables:
Investment securities sold ................................................................... 2,949,997
Dividends and interest ..................................................................... 747,342
Total assets .......................................................................... 894,427,005
Liabilities:
Payables:
Investment securities purchased .............................................................. 2,749,729
Management fees ......................................................................... 903,770
Director s' fees and expe nses ................................................................ 28,165
Accrued expenses and other liabilities ........................................................... 189,957
Total liabilities ......................................................................... 3,871,621
Net assets, at value ................................................................. $890,555,384
Net assets consist of:
Paid-in capital ............................................................................. $360,700,870
Total distributable earnings (losses) ............................................................. 529,854,514
Net assets, at value ................................................................. $890,555,384
Shares outstanding ......................................................................... 33,804,143
Net asset value per share .................................................................... $26.34

Templeton Dragon Fund, Inc.
Consolidated Financial Statements
Consolidated Statement of Operations
for the period ended June 30, 2021 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report

Templeton
Dragon Fund,
Inc.
Investment income:
Dividends: (net of foreign taxes of $290,944)
Unaffiliated issuers ........................................................................ $3,575,221
Non-controlled affiliates (Note 3 c ) ............................................................. 272
Interest: (net of foreign taxes of $713)
Unaffiliated issuers ........................................................................ 20,144
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... 25,522
Non-controlled affiliates (Note 3 c ) ............................................................. 74
Total investment income ................................................................... 3,621,233
Expenses:
Management fees (Note 3 a ) ................................................................... 5,523,494
Transfer agent fees ......................................................................... 32,440
Custodian fees ............................................................................. 171,364
Reports to shareholders ...................................................................... 36,101
Registration and filing fees .................................................................... 18,300
Professional fees ........................................................................... 77,025
Directors' fees and expenses .................................................................. 65,697
Other .................................................................................... 17,325
Total expenses ......................................................................... 5,941,746
Expenses waived/paid by affiliates (Note 3c) ................................................... (4,984)
Net expenses ......................................................................... 5,936,762
Net investment income (loss) ............................................................ (2,315,529)
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 48,114,796
Foreign currency transactions ................................................................ (1,338)
Net realized gain (loss) .................................................................. 48,113,458
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 2,174,971
Translation of other assets and liabilities denominated in foreign currencies .............................. (58,651)
Net change in unrealized appreciation (depreciation) ............................................ 2,116,320
Net realized and unrealized gain (loss) ............................................................ 50,229,778
Net increase (decrease) in net assets resulting from operations .......................................... $47,914,249

Templeton Dragon Fund, Inc.
Consolidated Financial Statements
Consolidated Statements of Changes in Net Assets
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.

Templeton Dragon Fund, Inc.
Six Months Ended
June 30, 2021
(unaudited)
Year Ended
December 31, 2020
Increase (decrease) in net assets:
Operations:
Net investment income (loss) ............................................ $(2,315,529) $(2,077,679)
Net realized gain (loss) ................................................. 48,113,458 191,603,473
Net change in unrealized appreciation (depreciation) ........................... 2,116,320 110,889,897
Net increase (decrease) in net assets resulting from operations ................ 47,914,249 300,415,691
Distributions to shareholders .............................................. — (195,202,024)
Net increase (decrease) in net assets ................................... 47,914,249 105,213,667
Net assets:
Beginning of period ..................................................... 842,641,135 737,427,468
End of period .......................................................... $890,555,384 $842,641,135

Templeton Dragon Fund, Inc.

franklintempleton.com
Semiannual Report
Notes to Consolidated Financial Statements (unaudited)
1. Organization and Significant Accounting Policies
Templeton Dragon Fund, Inc. (Fund) is registered under
the Investment Company Act of 1940 (1940 Act) as a
closed-end management investment company and applies
the specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP).
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset
value (NAV) per share each business day as of 4 p.m.
Eastern time or the regularly scheduled close of the New
York Stock Exchange (NYSE), whichever is earlier. Under
compliance policies and procedures approved by the Fund's
Board of Directors (the Board), the Fund's administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At

Templeton Dragon Fund, Inc.
Notes to Consolidated Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
June 30, 2021, certain securities may have been fair valued
using these procedures, in which case the securities were
categorized as Level 2 inputs within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Consolidated Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Investments in Templeton China Opportunities
Fund, Ltd. (China Fund)
The Fund invests in certain China A-shares through
its investment in the China Fund. The China Fund is a
Cayman Islands exempted company, and is a wholly-owned
subsidiary of the Fund, and is able to invest directly in China
A-shares consistent with the investment objective of the
Fund. At June 30, 2021, the China Fund’s investments as
well as any other assets and liabilities of the China Fund
are reflected in the Fund’s Consolidated Statement of
Investments and Consolidated Statement of Assets and
Liabilities. All intercompany transactions and balances have been eliminated. At June 30, 2021, the net assets of the
China Fund were $338,449,123, representing 38.0% of the
Fund’s consolidated net assets.
The China Fund gains access to the A-shares market
through Templeton Investment Counsel, LLC (TIC), which
serves as the registered Qualified Foreign Institutional
Investor (QFII) for the China Fund. Investment decisions
related to the China Fund A-shares are specific to the Fund
and it bears the resultant economic and tax consequences of
its holdings and transactions in A-shares. The China Fund is subject to certain restrictions and administrative processes relating to its ability to repatriate cash balances, investment proceeds, and earnings associated with its A-shares and
may incur substantial delays in gaining access to its assets or a loss of value in the event of noncompliance with
applicable Chinese rules or requirements.
d. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business each day; any additional collateral required due to changes in
security values is delivered to the Fund on the next business
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Templeton Dragon Fund, Inc.
Notes to Consolidated Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
day. Any cash collateral received is deposited into a joint
cash account with other funds and is used to invest in a
money market fund managed by Franklin Advisers, Inc., an
affiliate of the Fund, in the Consolidated Statement of Assets
and Liabilities. Additionally, the Fund held $2,992,336, in
U.S. Government and Agency securities as collateral. These
securities are held as collateral in segregated accounts with the Fund’s custodian. The Fund cannot repledge or resell
these securities held as collateral. As such, the non-cash
collateral is excluded from the Consolidated Statement of
Assets and Liabilities. The Fund may receive income from
the investment of cash collateral, in addition to lending fees and rebates paid by the borrower. Income from securities
loaned, net of fees paid to the securities lending agent
and/or third-party vendor, is reported separately in the
Consolidated Statement of Operations. The Fund bears the
market risk with respect to any cash collateral investment,
securities loaned, and the risk that the agent may default
on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using
the collateral received. The securities lending agent has
agreed to indemnify the Fund in the event of default by a
third party borrower.
e. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of June 30, 2021, the Fund has
determined that no tax liability is required in its consolidated financial statements related to uncertain tax positions for
any open tax years (or expected to be taken in future tax
years). Open tax years are those that remain subject to
examination and are based on the statute of limitations in
each jurisdiction in which the Fund invests.
f. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Dividend income is recorded
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
is received by the Fund. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
g. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
h. Guarantees and Indemnifications
Under the Fund's organizational documents, its officers
and directors are indemnified by the Fund against certain
liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the
1. Organization and Significant Accounting Policies
(continued)
d. Securities Lending
(continued)

Templeton Dragon Fund, Inc.
Notes to Consolidated Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum
exposure under these arrangements is unknown as this
would involve future claims that may be made against the
Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.
2. Capital Stock
At June 30, 2021, there were 100 million shares authorized ($0.01 par value). During the period ended June 30, 2021 and year ended December 31, 2020 there were no shares issued; all reinvested distributions were satisfied with previously issued shares purchased in the open market.
Under the Board approved open-market share repurchase program, the Fund may purchase, from time to time, Fund shares in open-market transactions, at the discretion of management. Since the inception of the program, the Fund has repurchased a total of 9,335,184 shares. During the period ended June 30, 2021 and year ended December 31, 2020, there were no shares repurchased.
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and directors of the Fund are also officers, and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee to TAML based on the average weekly net assets of the Fund as follows:
For the period ended June 30, 2021, the annualized gross effective investment management fee rate was 1.250% of the
Fund’s average weekly net assets.
Under an agreement with TAML, TIC is paid a fee for serving as the QFII for the China Fund. The fee is paid by TAML and is not an additional expense of the Fund.
Subsidiary Affiliation
Templeton Asset Management Ltd. (TAML) Investment manager
Templeton Investment Counsel, LLC (TIC) Investment manager
Franklin Templeton Investment Management Ltd. (FTIML) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Annualized Fee Rate Net Assets
1.250% Up to and including $1 billion
1.200% Over $1 billion, up to and including $5 billion
1.150% Over $5 billion, up to and including $10 billion
1.100% Over $10 billion, up to and including $15 billion
1.050% Over $15 billion, up to and including $20 billion
1.000% In excess of $20 billion
Effective July 1, 2021, under a subadvisory agreement, FTIML, an affiliate of TAML, will provide subadvisory services to the
Fund. The subadvisory fee will be paid by TAML based on the Fund's average weekly net assets, and is not an additional expense of the Fund.
1. Organization and Significant Accounting Policies
(continued)
h. Guarantees and Indemnifications
(continued)

Templeton Dragon Fund, Inc.
Notes to Consolidated Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
b. Administrative Fees
Under an agreement with TAML, FT Services provides administrative services to the Fund. The fee is paid by TAML based on the Fund's average weekly net assets, and is not an additional expense of the Fund.
c. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Consolidated Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate.
During the period ended June 30, 2021, the Fund held investments in affiliated management investment companies as follows:
4. Income Taxes
At June 30, 2021, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of passive foreign investment companies, foreign currency transactions, investments in the China Fund and wash sales.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Templeton Dragon Fund, Inc.
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... $3,981,124 $49,964,833 $(44,915,380) $— $— $9,030,577 9,030,577 $272
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... $10,814,327 $54,227,874 $(65,042,201) $ — $ — $— — $74
Total Affiliated Securities .... $14,795,451 $104,192,707 $(109,957,581) $— $— $9,030,577 $346
Cost of investments .......................................................................... $483,429,671
Unrealized appreciation ........................................................................ $420,147,265
Unrealized depreciation ........................................................................ (17,751,856)
Net unrealized appreciation (depreciation) .......................................................... $402,395,409
3. Transactions with Affiliates
(continued)

Templeton Dragon Fund, Inc.
Notes to Consolidated Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2021, aggregated
$60,786,998 and $70,380,763, respectively.
6. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
Investing in China A-shares may include certain risks and considerations not typically associated with investing in U.S.
securities. In general, A-shares are issued by companies incorporated in the People’s Republic of China (PRC) and listed on the Shanghai and Shenzhen Stock Exchanges and available for investment by domestic (Chinese) investors and holders of a
QFII license and, in the case of certain eligible A-shares, through the Shanghai and Shenzhen Stock Connect programs. The
Shanghai and Shenzhen Stock Exchanges are, however, substantially smaller, less liquid and more volatile than the major securities markets in the United States.
7. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
8. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2021, in valuing the Fund's assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Templeton Dragon Fund, Inc.
Assets:
Investments in Securities:
Common Stocks :
Air Freight & Logistics ................... $ — $ 9,260,973 $ — $ 9,260,973
Auto Components ...................... — 6,743,959 — 6,743,959

Templeton Dragon Fund, Inc.
Notes to Consolidated Financial Statements (unaudited)

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Semiannual Report
Level 1 Level 2 Level 3 Total
Templeton Dragon Fund, Inc. (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Automobiles .......................... $ 4,788,000 $ — $ — $ 4,788,000
Banks ............................... — 37,253,892 — 37,253,892
Beverages ........................... — 34,019,033 — 34,019,033
Biotechnology ......................... 9,822,905 50,109,956 — 59,932,861
Capital Markets ........................ — 13,651,335 — 13,651,335
Chemicals ........................... — 19,740,364 — 19,740,364
Commercial Services & Supplies ........... — 17,526,378 — 17,526,378
Construction Materials .................. — 13,894,662 — 13,894,662
Containers & Packaging ................. — 8,506,746 — 8,506,746
Diversified Consumer Services ............ 8,995,493 — — 8,995,493
Electrical Equipment .................... — 28,581,285 — 28,581,285
Electronic Equipment, Instruments &
Components ........................ — 17,158,691 — 17,158,691
Entertainment ......................... 4,509,299 16,058,270 — 20,567,569
Food & Staples Retailing ................. — 6,901,554 — 6,901,554
Food Products ........................ — 13,588,227 — 13,588,227
Health Care Equipment & Supplies ......... — 10,810,484 — 10,810,484
Health Care Providers & Services .......... — 15,352,519 — 15,352,519
Hotels, Restaurants & Leisure ............. 10,290,944 3,696,037 — 13,986,981
Household Durables .................... — 32,669,754 — 32,669,754
Insurance ............................ — 11,720,988 — 11,720,988
Interactive Media & Services .............. 12,162,023 80,406,655 — 92,568,678
Internet & Direct Marketing Retail .......... 16,793,223 127,045,325 — 143,838,548
IT Services ........................... 13,768,480 — — 13,768,480
Life Sciences Tools & Services ............ — 54,000,583 — 54,000,583
Machinery ............................ — 26,298,360 — 26,298,360
Metals & Mining ....................... — 4,266,430 — 4,266,430
Pharmaceuticals ....................... — 7,834,378 — 7,834,378
Real Estate Management & Development .... — 11,334,116 — 11,334,116
Road & Rail .......................... 2,777,096 — — 2,777,096
Semiconductors & Semiconductor Equipment . 6,638,542 40,296,000 — 46,934,542
Software ............................. — 8,382,160 — 8,382,160
Specialty Retail ........................ — 18,574,854 — 18,574,854
Technology Hardware, Storage & Peripherals . — 2,757,334 — 2,757,334
Textiles, Apparel & Luxury Goods .......... — 33,011,176 — 33,011,176
Transportation Infrastructure .............. — 3,856,404 — 3,856,404
Convertible Bonds ....................... 939,616 — — 939,616
Short Term Investments ................... 9,030,577 — — 9,030,577
Total Investments in Securities ........... $100,516,198 $785,308,882
a
$— $885,825,080
a
Includes foreign securities valued at $785,308,882, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
8. Fair Value Measurements
(continued)

Templeton Dragon Fund, Inc.
Notes to Consolidated Financial Statements (unaudited)

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Semiannual Report
9. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the consolidated financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the consolidated financial statements.
Abbreviations
Cu r rency
CNY
Chinese Yuan
Selected Portfolio
ADR
American Depositary Receipt

Templeton Dragon Fund, Inc.

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Semiannual Report
Important Information to Shareholders
Share Repurchase Program
The Fund’s Board has approved an open-market share
repurchase program which includes an initial authorization
for the Fund to repurchase up to 10% of its outstanding
shares in open-market transactions, as well as up to an
additional 10% of its outstanding shares, above and in
addition to the initial 10% previously authorized. This
authorization remains in effect.
The timing and amount of repurchases continue to be
at the discretion of the investment manager, taking into
account various factors, including, but not limited to, the
level of the discount, the Fund’s performance, portfolio
holdings, dividend history, market conditions, cash on
hand, the availability of other attractive investments and
whether the sale of certain portfolio securities would be
undesirable because of liquidity concerns or because the
sale might subject the Fund to adverse tax consequences.
Any repurchases would be made on a national securities
exchange at the prevailing market price, subject to exchange requirements, federal securities laws and rules that restrict repurchases, and the terms of any outstanding leverage or
borrowing of the Fund. If and when the Fund’s additional
10% threshold is reached, no further repurchases could be
completed until authorized by the Board. Until the additional
10% threshold is reached, Fund management will have
the flexibility to commence share repurchases if and when
it is determined to be appropriate in light of prevailing
circumstances. The share repurchase program is intended
to benefit shareholders by enabling the Fund to repurchase
shares at a discount to net asset value, thereby increasing
the proportionate interest of each remaining shareholder in
the Fund.
In the Notes to Consolidated Financial Statements section,
please see note 2 (Capital Stock) for additional information regarding shares repurchased.

Templeton Dragon Fund, Inc.
Annual Meeting of Shareholders May 27, 2021 (unaudited)

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Semiannual Report
The Annual Meeting of Shareholders of Templeton Dragon Fund, Inc. (the “Fund”) was held at the Fund’s offices, 300 S.E. 2nd
Street, Fort Lauderdale, Florida, on May 27, 2021. The purpose of the meeting was to elect three Directors of the Fund and to ratify the selection of PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Fund for the fiscal year ending December 31, 2021. At the meeting, the following persons were elected by the shareholders to serve as Directors of the Fund: Ann Torre Bates, David W. Niemiec and Robert E. Wade.* Shareholders also ratified the selection of PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Fund for the fiscal year ending
December 31, 2021. No other business was transacted at the meeting with respect to the Fund.
The results of the voting at the Annual Meeting are as follows:
1. Election of three Directors:
There were no broker non-votes received with respect to this item.
2. Ratification of the selection of PricewaterhouseCoopers LLP as the independent registered public accounting firm for the
Fund for the fiscal year ending December 31, 2021:
Term Expiring 2024 For
% of
Outstanding
Shares
% of
Shares
Present Against
% of
Outstanding
Shares
% of
Shares
Present
Ann Torre Bates
.............
16,530,160 48.90% 61.83% 10,020,269 29.64% 37.48%
David W. Niemiec
............
16,417,552 48.57% 61.41% 10,135,123 29.98% 37.91%
Robert E. Wade
.............
16,406,068 48.53% 61.36% 10,141,476 30.00% 37.93%
Term Expiring 2024 Abstain
% of
Outstanding
Shares
% of
Shares
Present
Ann Torre Bates
.............
185,461 0.55% 0.69%
David W. Niemiec
............
183,215 0.54% 0.69%
Robert E. Wade
.............
188,346 0.56% 0.70%
Shares
Voted
% of
Outstanding
Shares
% of
Shares
Present
For
.......................
16,406,069 48.53% 61.36%
Against
....................
10,141,441 30.00% 37.93%
Abstain
....................
188,380 0.56% 0.70%
* Harris J. Ashton, Mary C. Choksi, Edith E. Holiday, Rupert H. Johnson, Jr., Gregory E. Johnson, J. Michael Luttig, Larry D. Thompson and Constantine D. Tseretopoulos are
Directors of the Fund who are currently serving and whose terms of office continued after the Annual Meeting of Shareholders.

Templeton Dragon Fund, Inc.

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Semiannual Report
Dividend Reinvestment and Cash Purchase Plan
The Fund offers a Dividend Reinvestment and Cash Purchase Plan (the “Plan”) with the following features:
If shares of the Fund are held in the shareholder’s name, the shareholder will automatically be a participant in the Plan unless he elects to withdraw. If the shares are registered in the name of a broker-dealer or other nominee (i.e., in “street name”), the broker-dealer or nominee will elect to participate in the Plan on the shareholder’s behalf unless the shareholder instructs them otherwise, or unless the reinvestment service is not provided by the broker-dealer or nominee.
To receive dividends or distributions in cash, the shareholder must notify American Stock Transfer and Trust Company, LLC
(the “Plan Administrator”) at P.O. Box 922, Wall Street Station, New York, NY 10269-0560 or the institution in whose name the shares are held. The Plan Administrator must receive written notice ten business days before the record date for the distribution.
Whenever the Fund declares dividends in either cash or shares of the Fund, if the market price is equal to or exceeds net asset value at the valuation date, the participant will receive the dividends entirely in new shares at a price equal to the net asset value, but not less than 95% of the then current market price of the Fund’s shares. If the market price is lower than net asset value or if dividends and/or capital gains distributions are payable only in cash, the participant will receive shares purchased on the New York Stock Exchange or otherwise on the open market.
A participant has the option of submitting additional cash payments to the Plan Administrator, in any amounts of at least
$100, up to a maximum of $5,000 per month, for the purchase of Fund shares for his or her account. These payments can be made by check payable to American Stock Transfer and Trust Company, LLC and sent to American Stock Transfer and
Trust Company, LLC, P.O. Box 922, Wall Street Station, New York, NY 10269-0560, Attention: Templeton Dragon Fund, Inc.
The Plan Administrator will apply such payments (less a $5.00 service charge and less a pro rata share of trading fees) to purchases of the Fund’s shares on the open market.
Whenever shares are purchased on the New York Stock Exchange or otherwise on the open market, each participant will pay a pro rata portion of trading fees. Trading fees will be deducted from amounts to be invested. The Plan Administrator’s fee for a sale of shares through the Plan is $15.00 per transaction plus a $0.12 per share trading fee.
The automatic reinvestment of dividends and/or capital gains does not relieve the participant of any income tax that may be payable on dividends or distributions.
The participant may withdraw from the Plan without penalty at any time by written notice to the Plan Administrator sent to
American Stock Transfer and Trust Company, LLC, P.O. Box 922, Wall Street Station, New York, NY 10269-0560. Upon
withdrawal, the participant will receive, without charge, share certificates issued in the participant’s name for all full shares held by the Plan Administrator; or, if the participant wishes, the Plan Administrator will sell the participant’s shares and send the proceeds to the participant, less a service charge of $15.00 and less trading fees of $0.12 per share. The Plan Administrator will convert any fractional shares held at the time of withdrawal to cash at current market price and send a check to the participant for the net proceeds.
For more information, please see the Plan’s Terms and Conditions located at the back of this report.

Templeton Dragon Fund, Inc.
Dividend Reinvestment and Cash Purchase Plan

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Semiannual Report
Transfer Agent
American Stock Transfer and Trust Company, LLC
P.O. Box 922, Wall Street Station,
New York, NY 10269-056
(800) 416-5585
www.astfinancial.com
Direct Deposit Service for Registered Shareholders
Cash distributions can now be electronically credited to a checking or savings account at any financial institution that participates in the Automated Clearing House (“ACH”) system. The Direct Deposit service is provided for registered shareholders at no charge. To enroll in the service, access your account online by going to www.astfinancial.com or dial (800)
416-5585 (toll free) and follow the instructions. Direct Deposit will begin with the next scheduled distribution payment date following enrollment in the service.
Direct Registration
If you are a registered shareholder of the Fund, purchases of shares of the Fund can be electronically credited to your Fund account at American Stock Transfer and Trust Company, LLC through Direct Registration. This service provides shareholders with a convenient way to keep track of shares through book entry transactions, electronically move book-entry shares between broker-dealers, transfer agents and DRS eligible issuers, and eliminate the possibility of lost certificates. For additional information, please contact American Stock Transfer and Trust Company, LLC at (800) 416-5585.
Shareholder Information
Shares of Templeton Dragon Fund, Inc. are traded on the New York Stock Exchange under the symbol “TDF.” Information about the net asset value and the market price is available at franklintempleton.com.
For current information about dividends and shareholder accounts, call (800) 416-5585. Registered shareholders can access their Fund account on-line. For information go to American Stock Transfer and Trust Company, LLC website at
www.astfinancial.com and follow the instructions.
The daily closing net asset value as of the previous business day may be obtained when available by calling Franklin
Templeton Fund Information after 7 a.m. Pacific time any business day at (800) DIAL BEN/342-5236. The Fund’s net asset value and dividends are also listed on the NASDAQ Stock Market, Inc.’s Mutual Fund Quotation Service (“NASDAQ MFQS”).
Shareholders not receiving copies of reports to shareholders because their shares are registered in the name of a broker or a custodian can request that they be added to the Fund’s mailing list, by writing Templeton Dragon Fund, Inc., 100 Fountain
Parkway, P.O. Box 33030, St. Petersburg, FL, 33733-8030.

Templeton Dragon Fund, Inc.
Shareholder Information

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Semiannual Report
Board Approval of Investment
Management Agreements
TEMPLETON DRAGON FUND, INC.
(Fund)
At a meeting held on February 23, 2021 (Meeting), the
Board of Directors (Board) of the Fund, including a majority of the directors who are not “interested persons” as defined in the Investment Company Act of 1940 (Independent
Directors), reviewed and approved the continuance of the
investment management agreement between Templeton
Asset Management Ltd. (TAML) and the Fund for an
additional one-year period and a new investment sub-
advisory agreement between TAML and Franklin Templeton
Investment Management Limited (Sub-Adviser), an affiliate
of TAML, on behalf of the Fund for an initial two-year
period (each a Management Agreement). The Independent
Directors received advice from and met separately with
Independent Director counsel in considering whether to
approve each Management Agreement. TAML and the Sub-
Adviser are each referred to herein as a Manager.
In considering the approval of each Management
Agreement, the Board reviewed and considered information
provided by each Manager at the Meeting and throughout
the year at meetings of the Board and its committees. The
Board also reviewed and considered information provided
in response to a detailed set of requests for information
submitted to TAML by Independent Director counsel on
behalf of the Independent Directors in connection with
the annual contract renewal process. In addition, prior to
the Meeting, the Independent Directors held a telephonic
contract renewal meeting at which the Independent Directors
conferred amongst themselves and Independent Director
counsel about contract renewal matters and, in some cases,
requested additional information from the Managers relating
to the contracts. The Board reviewed and considered
all of the factors it deemed relevant in approving each
Management Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by TAML
and to be provided by the Sub-Adviser; (ii) the investment
performance of the Fund; (iii) the costs of the services
provided and profits realized by TAML and its affiliates
from the relationship with the Fund; (iv) the extent to which economies of scale are realized as the Fund grows; and
(v) whether fee levels reflect these economies of scale for
the benefit of Fund investors. The Board also considered
that management proposed that the Board approve the
Management Agreement with the Sub-Adviser in connection
with the Fund’s lead portfolio manager’s relocation from
TAML to the Sub-Adviser, effective on or about July 1, 2021.
In approving each Management Agreement, the Board,
including a majority of the Independent Directors, determined that the terms of the Management Agreement are fair and
reasonable and that the approval of such Management
Agreement is in the best interests of the Fund and its
shareholders. While attention was given to all information
furnished, the following discusses some primary factors
relevant to the Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding
the nature, extent and quality of investment management
services provided by/to be provided by each Manager and its
affiliates to the Fund and its shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment
personnel of each Manager, as well as information on
succession planning where appropriate; the structure of
investment personnel compensation; oversight of third-
party service providers; investment performance reports
and related financial information for the Fund (including
its share price discount to net asset value); reports on
expenses and shareholder services; legal and compliance
matters; risk controls; pricing and other services provided
by/to be provided by each Manager and its affiliates; and
management fees charged/to be charged by each Manager
and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts
where relevant. The Board noted management’s continuing
efforts and expenditures in establishing effective business
continuity plans and developing strategies to address areas
of heightened concern in the mutual fund industry, such as
cybersecurity in the current work-from-home environment
and liquidity risk management. The Board also considered
the investment management services that Templeton
Investment Counsel LLC (TICL) provides to the Cayman
Islands-based company, which is wholly owned by the Fund
(Cayman Subsidiary).
The Board also reviewed and considered the benefits
provided to Fund shareholders of investing in a fund that
is part of the Franklin Templeton (FT) family of funds. The
Board noted the financial position of Franklin Resources,
Inc. (FRI), the Managers’ parent, and its commitment to the
mutual fund business as evidenced by its reassessment of

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Shareholder Information

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Semiannual Report
the fund offerings in response to the market environment
and project initiatives and capital investments relating to
the services provided to the Fund by the FT organization.
The Board specifically noted FT’s commitment to enhancing
services and controlling costs, as reflected in its outsourcing of certain administrative functions, and growth opportunities, as evidenced by its recent acquisition of the Legg Mason
companies.
Following consideration of such information, the Board
was satisfied with the nature, extent and quality of services provided/to be provided by each Manager and its affiliates to the Fund and its shareholders.
Fund Performance
The Board reviewed and considered the performance results
of the Fund over various time periods ended November
30, 2020. The Board considered the performance returns
for the Fund in comparison to the performance returns of
mutual funds deemed comparable to the Fund included in
a universe (Performance Universe) selected by Broadridge
Financial Solutions, Inc. (Broadridge), an independent
provider of investment company data. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in a Performance Universe. The
Board also considered the performance returns for the Fund
in comparison to the performance returns of a customized
peer group (Performance Customized Peer Group) selected
by TAML. The Board also reviewed and considered Fund
performance reports provided and discussions that occurred
with portfolio managers at Board meetings throughout the
year. A summary of the Fund’s performance results is below.
Such results are based on net asset value without regard to
market discounts or premiums.
The Performance Universe for the Fund included the Fund
and all nonleveraged closed-end emerging markets funds.
The Performance Customized Peer Group for the Fund
consists only of emerging markets funds that invest at
least 45% of total assets in the equity securities of China
companies. The Board noted that the Fund’s annualized
total return for the one-, three-, five- and 10-year periods was above the median and in the first (best) quintile of its
Performance Universe. The Board also noted that the Fund’s
annualized total return for the one-, three-, five- and 10-
year periods was equal to the median of its Performance
Customized Peer Group. The Board further noted the small
size of the Fund’s Performance Customized Peer Group
for each period and that therefore no quintile information
was provided for the Fund for those periods. The Board
concluded that the Fund’s performance was satisfactory.
Comparative Fees and Expenses
The Board reviewed and considered information regarding
the Fund’s actual total expense ratio and its various
components, including, as applicable, management fees;
underlying fund expenses; investment-related expenses;
and other non-management fees. The Board considered the
actual total expense ratio and, separately, the contractual
management fee rate, without the effect of fee waivers,
if any (Management Rate) of the Fund in comparison to
the median expense ratio and median Management Rate,
respectively, of other mutual funds deemed comparable to
and with a similar expense structure to the Fund selected by
Broadridge (Expense Group). Broadridge fee and expense
data is based upon information taken from each fund’s
most recent annual report, which reflects historical asset
levels. While recognizing such inherent limitation and the
fact that expense ratios and Management Rates generally
increase as assets decline and decrease as assets grow,
the Board believed the independent analysis conducted by
Broadridge to be an appropriate measure of comparative
fees and expenses. The Broadridge Management Rate
includes administrative charges. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in the Expense Group. The Board
also considered the investment management services that
TICL provides to the Cayman Subsidiary and the related fee
waivers that were in place.
The Expense Group for the Fund included the Fund and five
other nonleveraged closed-end emerging markets funds.
The Board noted that the Management Rate for the Fund
was above the median of its Expense Group, but its actual
total expense ratio was below the median and in the second
quintile of its Expense Group. The Board further noted that
the addition of the Sub-Adviser will have no impact on the
Management Rate of the Fund because the Sub-Adviser’s
fees will be paid by TAML from the management fee TAML
receives from the Fund. The Board concluded that the
Management Rate charged to the Fund is reasonable, noting
the specialized focus of the Fund.
Profitability
The Board reviewed and considered information regarding
the profits realized by TAML and its affiliates in connection with the operation of the Fund. In this respect, the Board
considered the Fund profitability analysis provided that
addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management
and other services to each of the individual funds during
the 12-month period ended September 30, 2020, being the
most recent fiscal year-end for FRI. The Board noted that
although management continually makes refinements to its

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Shareholder Information

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Semiannual Report
methodologies used in calculating profitability in response
to organizational and product-related changes, the overall
methodology has remained consistent with that used in the
Fund’s profitability report presentations from prior years.
The Board further noted management’s representation
that the profitability analysis excluded the impact of the
recent acquisition of the Legg Mason companies and that
management expects to incorporate the legacy Legg Mason
companies into the profitability analysis beginning next year.
The Board also noted that PricewaterhouseCoopers LLP,
auditor to FRI and certain FT funds, has been engaged to
periodically review and assess the allocation methodologies
to be used solely by the Fund’s Board with respect to the
profitability analysis.
The Board noted management’s belief that costs incurred
in establishing the infrastructure necessary for the type
of mutual fund operations conducted by each Manager
and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as
well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board
considered management’s outsourcing of certain operations,
which effort has required considerable up-front expenditures by each Manager but, over the long run is expected to result in greater efficiencies. The Board also noted management’s
expenditures in improving shareholder services provided
to the Fund, as well as the need to implement systems and
meet additional regulatory and compliance requirements
resulting from recent US Securities and Exchange
Commission and other regulatory requirements.
The Board also considered the extent to which each
Manager and its affiliates might derive ancillary benefits from fund operations, potential benefits resulting from personnel and systems enhancements necessitated by fund growth,
as well as increased leverage with service providers and
counterparties. Based upon its consideration of all these
factors, the Board concluded that the level of profits realized/
expected to be realized by each Manager and its affiliates
from providing services to the Fund was not excessive in
view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which
each Manager may realize economies of scale, if any, as
the Fund grows larger and whether the Fund’s management
fee structure reflects any economies of scale for the benefit of shareholders. The Board believes that each Manager’s
ability to realize economies of scale and the sharing of
such benefit is a more relevant consideration in the case of an open-end fund whose size increases as a result of the
continuous sale of its shares. A closed-end fund such as
the Fund does not continuously offer shares, and growth
following its initial public offering will primarily result from market appreciation, which benefits its shareholders. While
believing economies of scale to be less of a factor in the
context of a closed-end fund, the Board believes at some
point an increase in size may lead to economies of scale that would be shared with the Fund and its shareholders. The
Board noted the existence of management fee breakpoints,
which operate generally to share any economies of scale
with the Fund’s shareholders by reducing the Fund’s
effective management fees as the Fund grows in size. The
Board considered management’s view that any analyses of
potential economies of scale in managing a particular fund
are inherently limited in light of the joint and common costs and investments each Manager incurs across the FT family
of funds as a whole. The Board concluded that to the extent
economies of scale may be realized by a Manager and its
affiliates, the Fund’s management fee structure provided a
sharing of benefits with the Fund and its shareholders as the
Fund grows.
Conclusion
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
factors and conclusions, the Board unanimously approved
the continuation of the Management Agreement with TAML
for an additional one-year period and the approval of the
Management Agreement with the Sub-Adviser for an initial
two-year period.
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.

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Shareholder Information

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Semiannual Report
Quarterly Consolidated Statement of
Investments
The Fund files a complete consolidated statement of
investments with the U.S. Securities and Exchange
Commission for the first and third quarters for each
fiscal year as an exhibit to its report on Form N-PORT.
Shareholders may view the filed Form N-PORT by visiting
the Commission’s website at sec.gov. The filed form may
also be viewed and copied at the Commission’s Public
Reference Room in Washington, DC. Information regarding
the operations of the Public Reference Room may be
obtained by calling (800) SEC-0330.

franklintempleton.com
Not part of the semiannual report
TERMS AND CONDITIONS OF DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN
1. Each holder of shares (a “Shareholder”) in Templeton
Dragon Fund, Inc. (the “Fund”) whose Fund shares are
registered in his or her own name will automatically be a
participant in the Dividend Reinvestment and Cash Purchase
Plan (the “Plan”), unless any such Shareholder specifically
elects in writing to receive all dividends and capital gains in cash, paid by check, mailed directly to the Shareholder.
A Shareholder whose shares are registered in the name of
a broker- dealer or other nominee (the “Nominee”) will be a
participant if (a) such a service is provided by the Nominee and (b) the Nominee makes an election on behalf of the
Shareholder to participate in the Plan. Nominees intend to
make such an election on behalf of Shareholders whose
shares are registered in their names, as Nominee, unless
a Shareholder specifically instructs his or her Nominee to
pay dividends and capital gains in cash. American Stock
Transfer and Trust Company, LLC (“AST”) will act as Plan
Administrator and will open an account for each participating shareholder (“participant”) under the Plan in the same
name as that in which the participant’s present shares are
registered.
2. Whenever the Fund declares a distribution from capital
gains or an income dividend payable in either cash or shares of the Fund (“Fund shares”), if the market price per share on the valuation date equals or exceeds the net asset value per share, participants will receive such dividend or distribution entirely in Fund shares, and AST shall automatically
receive such Fund shares for participant accounts including
aggregate fractions. The number of additional Fund shares
to be credited to participant accounts shall be determined
by dividing the equivalent dollar amount of the capital
gains distribution or dividend payable to participants by the
Fund’s net asset value per share of the Fund shares on the
valuation date, provided that the Fund shall not issue such
shares at a price lower than 95% of the current market price per share. The valuation date will be the payable date for
such distribution or dividend.
3. Whenever the Fund declares a distribution from capital
gains or an income dividend payable only in cash, or if the
Fund’s net asset value per share exceeds the market price
per share on the valuation date, AST shall apply the amount
of such dividend or distribution payable to participants to
the purchase of Fund shares on the open market (less their
pro rata share of trading fees incurred with respect to open market purchases in connection with the reinvestment of
such dividend or distribution). If, before AST has completed its purchases, the market price exceeds the net asset value
per share, the average per share purchase price paid by
AST may exceed the net asset value of the Fund’s shares,
resulting in the acquisition of fewer shares than if the
dividend or capital gains distribution had been paid in shares issued by the Fund at net asset value per share. Such
purchases will be made promptly after the payable date for
such dividend or distribution, and in no event more than 30
days after such date except where temporary curtailment
or suspension of purchase is necessary to comply with
applicable provisions of the Federal securities laws.
4. A participant has the option of submitting additional
payments to AST, in any amounts of at least $100, up
to a maximum of $5,000 per month, for the purchase of
Fund shares for his or her account. These payments may
be made electronically through www.astfinancial.com or
by check payable to “American Stock Transfer and Trust
Company, LLC” and sent to American Stock Transfer and
Trust Company, LLC, P.O. Box 922, Wall Street Station,
New York, NY 10269-0560, Attention: Templeton Dragon
Fund, Inc. AST shall apply such payments (less a $5.00
service charge and less a pro rata share of trading fees) to purchases of Fund shares on the open market, as discussed
below in paragraph 6. AST shall make such purchases
promptly on approximately the 15th of each month or,
during a month in which a dividend or distribution is paid,
beginning on the dividend payment date, and in no event
more than 30 days after receipt, except where necessary
to comply with provisions of Federal securities law. Any
voluntary payment received less than two business days
before an investment date shall be invested during the
following month unless there are more than 30 days until the next investment date, in which case such payment will be
returned to the participant. AST shall return to the participant his or her entire voluntary cash payment upon written notice of withdrawal received by AST not less than 48 hours before
such payment is to be invested. Such written notice shall
be sent to AST by the participant, as discussed below in
paragraph 14.
5. For all purposes of the Plan: (a) the market price of the
Fund’s shares on a particular date shall be the last sale
price on the New York Stock Exchange on that date if a
business day and if not, on the preceding business day, or
if there is no sale on such Exchange on such date, then the
mean between the closing bid and asked quotations for such
shares on such Exchange on such date, and (b) net asset
value per share of the Fund’s shares on a particular date
shall be as determined by or on behalf of the Fund.

franklintempleton.com
Not part of the semiannual report
TERMS AND CONDITIONS OF DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN
(continued)
6. Open market purchases provided for above may be
made on any securities exchange where Fund shares are
traded, in the over-the-counter market or in negotiated
transactions and may be on such terms as to price, delivery
and otherwise as AST shall determine. Participant funds
held by AST uninvested will not bear interest, and it is
understood that, in any event, AST shall have no liability in connection with any inability to purchase Fund shares within
30 business days after the payable date for any dividend
or distribution as herein provided, or with the timing of any purchases effected. AST shall have no responsibility as
to the value of the Fund shares acquired for participant
accounts. For the purposes of purchases in the open
market, AST may aggregate purchases with those of other
participants, and the average price (including trading fees)
of all shares purchased by AST shall be the price per share
allocable to all participants.
7. AST will hold shares acquired pursuant to this Plan,
together with the shares of other participants acquired
pursuant to this Plan, in its name or that of its nominee. AST will forward to participants any proxy solicitation material and will vote any shares so held for participants only in
accordance with the proxies returned by participants to the
Fund. Upon written request, AST will deliver to participants, without charge, a certificate or certificates for all or a portion of the full shares held by AST.
8. AST will confirm to participants each acquisition made
for an account as soon as practicable but not later than
60 business days after the date thereof. AST will send to
participants a detailed account statement showing total
dividends and distributions, date of investment, shares
acquired and price per share, and total shares of record
for the account. Although participants may from time to
time have an undivided fractional interest (computed to
three decimal places) in a share of the Fund, no certificates for a fractional share will be issued. However, dividends
and distributions on fractional shares will be credited to
participant accounts. In the event of termination of an
account under the Plan, AST will adjust for any such
undivided fractional interest in cash at the market price of the
Fund’s shares on the date of termination.
9. Any share dividends or split shares distributed by the
Fund on shares held by AST for participants will be credited to participant accounts. In the event that the Fund makes
available to its shareholders transferable rights to purchase additional Fund shares or other securities, AST will sell such rights and apply the proceeds of the sale to the purchase
of additional Fund shares for the participant accounts. The
shares held for participants under the Plan will be added
to underlying shares held by participants in calculating the number of rights to be issued.
10. AST’s service charge for capital gains or income dividend purchases will be paid by the Fund when shares are issued
by the Fund or purchased on the open market. AST will
deduct a $5.00 service charge from each voluntary cash
payment. Participants will be charged a pro rata share of
trading fees on all open market purchases.
11. Participants may withdraw shares from such participant’s account or terminate their participation under the Plan by
notifying AST in writing. Such withdrawal or termination
will be effective immediately if notice is received by AST
not less than ten days prior to any dividend or distribution record date; otherwise such withdrawal or termination will
be effective after the investment of any current dividend
or distribution or voluntary cash payment. The Plan may
be terminated by AST or the Fund upon 90 days’ notice
in writing mailed to participants. Upon any withdrawal or
termination, AST will cause a certificate or certificates for the full shares held by AST for participants and cash adjustment for any fractional shares (valued at the market value of
the shares at the time of withdrawal or termination) to be
delivered to participants, less any trading fees. Alternatively, a participant may elect by written notice to AST to have
AST sell part or all of the shares held for him and to remit the proceeds to him. AST is authorized to deduct a $15.00
service charge and a trading fee of $0.12 per share for this transaction from the proceeds. If a participant disposes of
all shares registered in his name on the books of the Fund,
AST may, at its option, terminate the participant’s account or determine from the participant whether he wishes to continue his participation in the Plan.
12. These terms and conditions may be amended or
supplemented by AST or the Fund at any time or times,
except when necessary or appropriate to comply with
applicable law or the rules or policies of the U.S. Securities and Exchange Commission or any other regulatory authority,
only by mailing to participants appropriate written notice
at least 90 days prior to the effective date thereof. The
amendment or supplement shall be deemed to be accepted
by participants unless, prior to the effective date thereof,
AST receives written notice of the termination of a participant account under the Plan. Any such amendment may include

franklintempleton.com
Not part of the semiannual report
TERMS AND CONDITIONS OF DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN
(continued)
an appointment by AST in its place and stead of a successor
Plan Administrator under these terms and conditions, with
full power and authority to perform all or any of the acts to be performed by AST under these terms and conditions.
Upon any such appointment of a Plan Administrator for
the purpose of receiving dividends and distributions, the
Fund will be authorized to pay to such successor Plan
Administrator, for a participant’s account, all dividends and distributions payable on Fund shares held in a participant’s name or under the Plan for retention or application by such
successor Plan Administrator as provided in these terms and
conditions.
13. AST shall at all times act in good faith and agree to
use its best efforts within reasonable limits to ensure the
accuracy of all services performed under this Agreement
and to comply with applicable law, but shall assume no
responsibility and shall not be liable for loss or damage due to errors unless such error is caused by AST’s negligence,
bad faith or willful misconduct or that of its employees.
14. Any notice, instruction, request or election which by any provision of the Plan is required or permitted to be given or made by the participant to AST shall be in writing addressed to American Stock Transfer and Trust Company, LLC, P.O.
Box 922, Wall Street Station, New York, NY 10269-0560, or
www.astfinancial.com or such other address as AST shall
furnish to the participant, and shall have been deemed to be given or made when received by AST.
15. Any notice or other communication which by any
provision of the Plan is required to be given by AST to the
participant shall be in writing and shall be deemed to have
been sufficiently given for all purposes by being deposited
postage prepaid in a post office letter box addressed to the participant at his or her address as it shall last appear on
AST’s records. The participant agrees to notify AST promptly of any change of address.
16. These terms and conditions shall be governed by and
construed in accordance with the laws of the State of New
York and the rules and regulations of the U.S. Securities and
Exchange Commission, as they may be amended from time
to time.

TLTDF S 08/21
© 2021 Franklin Templeton Investments. All rights reserved.
Investors should be aware that the value of investments made for the Fund may go down as well as up. Like any investment in securities, the value of the Fund’s portfolio will be subject to the risk of loss from market, currency, economic, political and other factors. The Fund and its investors are not protected from such losses by the investment manager. Therefore, investors who cannot accept this risk should not invest in shares of the Fund.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Semiannual Report
Templeton Dragon Fund, Inc.
Investment Manager Transfer Agent Fund Information
Templeton Asset
Management Ltd.
American Stock Transfer & Trust Co., LLC
6201 15th Avenue
Brooklyn, NY 11219
Toll Free Number: (800) 416-5585
Hearing Impaired Number: (866) 703-9077
International Phone Number:
(718) 921-8124
www.astfinancial.com
(800) DIAL BEN
®
/
342-5236

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert are Ann Torre Bates and David W. Niemiec and they are “independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.
 Principal Accountant Fees and Services.   N/A

Item 5. Audit Committee
of Listed Registrants

Members of the Audit Committee are: Ann Torre Bates, David W. Niemiec, J. Michael Luttig and Constantine D. Tseretopoulos

Item 6. Schedule of Investments.   N/A

Item 7
. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
The board of directors of the Fund has delegated the authority to vote proxies related to the portfolio securities held by the Fund to the Fund’s investment manager, Templeton Asset Management Ltd.(TAML), in accordance with the Proxy Voting Policies and Procedures (Policies) adopted by the investment manager.
The investment manager has delegated its administrative duties with respect to the voting of proxies for securities to the Proxy Group within Franklin Templeton Companies, LLC (Proxy Group), an affiliate and wholly owned subsidiary of Franklin Resources, Inc. All proxies received by the Proxy Group will be voted based upon the investment manager’s instructions and/or policies. The investment manager votes proxies solely in the best interests of the Fund and its shareholders.
To assist it in analyzing proxies of equity securities, the investment manager subscribes to Institutional Shareholder Services, Inc. (ISS), an unaffiliated third-party corporate governance research service that provides in-depth analyses of shareholder meeting agendas, vote recommendations, vote execution services, ballot reconciliation services, recordkeeping and vote disclosure services. In addition, the investment manager subscribes to Glass, Lewis & Co., LLC (Glass Lewis), an unaffiliated third-party analytical research firm, to receive analyses and vote recommendations on the shareholder meetings of publicly held U.S. companies, as well as a limited subscription to its international research. Although analyses provided by ISS, Glass Lewis, and/or another independent third party proxy service provider (each a "Proxy Service") are thoroughly reviewed and considered in making a final voting decision, the investment manager does not consider recommendations from a Proxy Service or any third party to be determinative of the investment manager's ultimate decision. Rather, the investment manager exercises its independent judgment in making voting decisions. For most proxy proposals, the investment manager’s evaluation will result in the same position being taken for all Funds. In some cases, however, the evaluation may result in a Fund or investment manager voting differently, depending upon the nature and objective of the Fund, the composition of its portfolio, whether the investment manager has adopted a custom voting policy, and other factors. As a matter of policy, the officers, directors/trustees and employees of the investment manager and the Proxy Group will not be influenced by outside sources whose interests conflict with the interests of the Fund and its shareholders. Efforts are made to resolve all conflicts in the best interests of the investment manager’s clients. Material conflicts of interest are identified by the Proxy Group based upon analyses of client, distributor, broker-dealer and vendor lists, information periodically gathered from directors and officers, and information derived from other sources, including public filings. In situations where a material conflict of interest is identified, the Proxy Group may vote consistent with the voting recommendation of a Proxy Service; or send the proxy directly to the Fund's board or a committee of the board with the investment manager's recommendation regarding the vote for approval.
Where a material conflict of interest has been identified, but the items on which the investment manager’s vote recommendations differ from a Proxy Service and relate specifically to (1) shareholder proposals regarding social or environmental issues, (2) “Other Business” without describing the matters that might be considered, or (3) items the investment manager wishes to vote in opposition to the recommendations of an issuer’s management, the Proxy Group may defer to the vote recommendations of the investment manager rather than sending the proxy directly to the Fund's board or a board committee for approval.
To avoid certain potential conflicts of interest, the investment manager will employ echo voting or pass-through voting, if possible, in the following instances: (1) when the Fund invests in an underlying fund in reliance on any one of Sections 12(d)(1)(F) or (G) of the 1940 Act, the rules thereunder, or pursuant to a SEC exemptive order thereunder; (2) when the Fund invests uninvested cash in affiliated money market funds pursuant to the rules under the 1940 Act or any exemptive orders thereunder (“cash sweep arrangement”); or (3) when required pursuant to the Fund’s governing documents or applicable law. Echo voting means that the investment manager will vote the shares in the same proportion as the vote of all other holders of the underlying fund's shares. With respect to instances when a Franklin Templeton U.S. registered investment company invests in an underlying fund in reliance on any one of Sections 12(d)(1)(F) or (G) of the 1940 Act, the rules thereunder, or pursuant to an SEC exemptive order thereunder, and there are no other unaffiliated shareholders also invested in the underlying fund, the investment manager will vote in accordance with the recommendation of such investment company’s board of trustees or directors. In addition, to avoid certain potential conflicts of interest, and where required under a fund’s governing documents or applicable law, the investment manager will employ pass-through voting when a Franklin Templeton U.S. registered investment company invests in an underlying fund in reliance on Section 12(d)(1)(E) of the 1940 Act, the rules thereunder, or pursuant to an SEC exemptive order thereunder. In “pass-through voting,” a feeder fund will solicit voting instructions from its shareholders as to how to vote on the master fund’s proposals. If a Franklin Templeton investment company becomes a holder of more than 25% of the shares on a non-affiliated fund, as a result of a decrease in the outstanding shares of the non-affiliated fund, then the investment manager will vote the shares in the same proportion as the vote of all other holders of the non-affiliated fund.
The recommendation of management on any issue is a factor that the investment manager considers in determining how proxies should be voted. However, the investment manager does not consider recommendations from management to be determinative of the investment manager’s ultimate decision. As a matter of practice, the votes with respect to most issues are cast in accordance with the position of the company's management. Each issue, however, is considered on its own merits, and the investment manager will not support the position of the company's management in any situation where it deems that the ratification of management’s position would adversely affect the investment merits of owning that company’s shares.
Engagement with issuers
. The investment manager believes that engagement with issuers is important to good corporate governance and to assist in making proxy voting decisions. The investment manager may engage with issuers to discuss specific ballot items to be voted on in advance of an annual or special meeting to obtain further information or clarification on the proposals. The investment manager may also engage with management on a range of environmental, social or corporate governance issues throughout the year.
Investment manager’s proxy voting policies and principles
 The investment manager has adopted general proxy voting guidelines, which are summarized below. These guidelines are not an exhaustive list of all the issues that may arise and the investment manager cannot anticipate all future situations. In all cases, each proxy and proposal (including both management and shareholder proposals) will be considered based on the relevant facts and circumstances on a case-by-case basis.
Board of directors
. The investment manager supports an independent, diverse board of directors, and prefers that key committees such as audit, nominating, and compensation committees be comprised of independent directors. The investment manager supports boards with strong risk management oversight. The investment manager will generally vote against management efforts to classify a board and will generally support proposals to declassify the board of directors. The investment manager will consider withholding votes from directors who have attended less than 75% of meetings without a valid reason. While generally in favor of separating Chairman and CEO positions, the investment manager will review this issue as well as proposals to restore or provide for cumulative voting on a case-by-case basis, taking into consideration factors such as the company’s corporate governance guidelines or provisions and performance. The investment manager generally will support non-binding shareholder proposals to require a majority vote standard for the election of directors; however, if these proposals are binding, the investment manager will give careful review on a case-by-case basis of the potential ramifications of such implementation.
In the event of a contested election, the investment manager will review a number of factors in making a decision including management’s track record, the company’s financial performance, qualifications of candidates on both slates, and the strategic plan of the dissidents and/or shareholder nominees.
Ratification of auditors of portfolio companies
. The investment manager will closely scrutinize the independence, role and performance of auditors. On a case-by-case basis, the investment manager will examine proposals relating to non-audit relationships and non-audit fees. The investment manager will also consider, on a case-by-case basis, proposals to rotate auditors, and will vote against the ratification of auditors when there is clear and compelling evidence of a lack of independence, accounting irregularities or negligence. The investment manager may also consider whether the ratification of auditors has been approved by an appropriate audit committee that meets applicable composition and independence requirements.
Management and director compensation
. A company’s equity-based compensation plan should be in alignment with the shareholders’ long-term interests. The investment manager believes that executive compensation should be directly linked to the performance of the company. The investment manager evaluates plans on a case-by-case basis by considering several factors to determine whether the plan is fair and reasonable, including the ISS quantitative model utilized to assess such plans and/or the Glass Lewis evaluation of the plans. The investment manager will generally oppose plans that have the potential to be excessively dilutive, and will almost always oppose plans that are structured to allow the repricing of underwater options, or plans that have an automatic share replenishment “evergreen” feature. The investment manager will generally support employee stock option plans in which the purchase price is at least 85% of fair market value, and when potential dilution is 10% or less.
Severance compensation arrangements will be reviewed on a case-by-case basis, although the investment manager will generally oppose “golden parachutes” that are considered to be excessive. The investment manager will normally support proposals that require a percentage of directors’ compensation to be in the form of common stock, as it aligns their interests with those of shareholders.
The investment manager will review non-binding say-on-pay proposals on a case-by-case basis, and will generally vote in favor of such proposals unless compensation is misaligned with performance and/or shareholders’ interests, the company has not provided reasonably clear disclosure regarding its compensation practices, or there are concerns with the company’s remuneration practices.
Anti-takeover mechanisms and related issues
.  The investment manager generally opposes anti-takeover measures since they tend to reduce shareholder rights. However, as with all proxy issues, the investment manager conducts an independent review of each anti-takeover proposal. On occasion, the investment manager may vote with management when the research analyst has concluded that the proposal is not onerous and would not harm the Fund or its shareholders’ interests. The investment manager generally supports proposals that require shareholder rights’ plans (often referred to as “poison pills”) to be subject to a shareholder vote and will closely evaluate such plans on a case-by-case basis to determine whether or not they warrant support. In addition, the investment manager will generally vote against any proposal to issue stock that has unequal or subordinate voting rights. The investment manager generally opposes any supermajority voting requirements as well as the payment of “greenmail.” The investment manager generally supports “fair price” provisions and confidential voting. The investment manager will review a company’s proposal to reincorporate to a different state or country on a case-by-case basis taking into consideration financial benefits such as tax treatment as well as comparing corporate governance provisions and general business laws that may result from the change in domicile.
Changes to capital structure
. The investment manager realizes that a company's financing decisions have a significant impact on its shareholders, particularly when they involve the issuance of additional shares of common or preferred stock or the assumption of additional debt. The investment manager will review, on a case-by-case basis, proposals by companies to increase authorized shares and the purpose for the increase. The investment manager will generally not vote in favor of dual-class capital structures to increase the number of authorized shares where that class of stock would have superior voting rights. The investment manager will generally vote in favor of the issuance of preferred stock in cases where the company specifies the voting, dividend, conversion and other rights of such stock and the terms of the preferred stock issuance are deemed reasonable. The investment manager will review proposals seeking preemptive rights on a case-by-case basis.
Mergers and corporate restructuring
. Mergers and acquisitions will be subject to careful review by the research analyst to determine whether they would be beneficial to shareholders. The investment manager will analyze various economic and strategic factors in making the final decision on a merger or acquisition. Corporate restructuring proposals are also subject to a thorough examination on a case-by-case basis.
Environmental and social issues
.  The investment manager considers environmental and social issues alongside traditional financial measures to provide a more comprehensive view of the value, risk and return potential of an investment. Companies may face significant financial, legal and reputational risks resulting from poor environmental and social practices, or negligent oversight of environmental or social issues. Franklin Templeton’s “Responsible Investment Principles and Policies” describes the investment manager’s approach to consideration of environmental, social and governance issues within the investment manager’s processes and ownership practices.
Shareholder proposals.
The investment manager will review shareholder proposals on a case-by-case basis and may support those that serve to enhance value or mitigate risk, are drafted appropriately, and do not disrupt the course of business or require a disproportionate or inappropriate use of company resources.
In the investment manager’s experience, those companies that are managed well are often effective in dealing with the relevant environmental and social issues that pertain to their business. As such, the investment manager will generally give management discretion with regard to environmental and social issues. However, in cases where management and the board have not demonstrated adequate efforts to mitigate material environmental or social risks, have engaged in inappropriate or illegal conduct, or have failed to adequately address current or emergent risks that threaten shareholder value, the investment manager may choose to support well-crafted shareholder proposals that serve to promote or protect shareholder value. This may include seeking appropriate disclosure regarding material environmental and social issues.
The investment manager will consider supporting a shareholder proposal seeking disclosure and greater board oversight of lobbying and corporate political contributions if the investment manager believes that there is evidence of inadequate oversight by the company’s board, if the company’s current disclosure is significantly deficient, or if the disclosure is notably lacking in comparison to the company’s peers.
Governance matters
. The investment manager generally supports the right of shareholders to call special meetings and act by written consent. However, the investment manager will review such shareholder proposals on a case-by-case basis in an effort to ensure that such proposals do not disrupt the course of business or require a disproportionate or inappropriate use of company resources.
Proxy access
. In cases where the investment manager is satisfied with company performance and the responsiveness of management, it will generally vote against shareholder proxy access proposals not supported by management. In other instances, the investment manager will consider such proposals on a case-by-case basis, taking into account factors such as the size of the company, ownership thresholds and holding periods, nomination limits (e.g., number of candidates that can be nominated), the intentions of the shareholder proponent, and shareholder base.
Global corporate governance
. Many of the tenets discussed above are applied to the investment manager's proxy voting decisions for international investments. However, the investment manager must be flexible in these worldwide markets. Principles of good corporate governance may vary by country, given the constraints of a country’s laws and acceptable practices in the markets. As a result, it is on occasion difficult to apply a consistent set of governance practices to all issuers. As experienced money managers, the investment manager's analysts are skilled in understanding the complexities of the regions in which they specialize and are trained to analyze proxy issues germane to their regions.
The investment manager will generally attempt to process every proxy it receives for all domestic and foreign securities. However, there may be situations in which the investment manager may be unable to successfully vote a proxy, or may choose not to vote a proxy, such as where: (i) a proxy ballot was not received from the custodian bank; (ii) a meeting notice was received too late; (iii) there are fees imposed upon the exercise of a vote and it is determined that such fees outweigh the benefit of voting; (iv) there are legal encumbrances to voting, including blocking restrictions in certain markets that preclude the ability to dispose of a security if the investment manager votes a proxy or where the investment manager is prohibited from voting by applicable law, economic or other sanctions, or other regulatory or market requirements, including but not limited to, effective Powers of Attorney; (v) additional documentation or the disclosure of beneficial owner details is required; (vi) the investment manager held shares on the record date but has sold them prior to the meeting date; (vii) a proxy voting service is not offered by the custodian in the market; (viii) due to either system error or human error, the investment manager’s intended vote is not correctly submitted; (ix) the investment manager believes it is not in the best interest of the Fund or its shareholders to vote the proxy for any other reason not enumerated herein; or (x) a security is subject to a securities lending or similar program that has transferred legal title to the security to another person.
In some non-U.S. jurisdictions, even if the investment manager uses reasonable efforts to vote a proxy on behalf of the Fund, such vote or proxy may be rejected because of (a) operational or procedural issues experienced by one or more third parties involved in voting proxies in such jurisdictions; (b) changes in the process or agenda for the meeting by the issuer for which the investment manager does not have sufficient notice; or (c) the exercise by the issuer of its discretion to reject the vote of the investment manager. In addition, despite the best efforts of the Proxy Group and its agents, there may be situations where the investment manager's votes are not received, or properly tabulated, by an issuer or the issuer's agent.
The investment manager or its affiliates may, on behalf of one or more of the proprietary registered investment companies advised by the investment manager or its affiliates, determine to use its best efforts to recall any security on loan where the investment manager or its affiliates (a) learn of a vote on a material event that may affect a security on loan and (b) determine that it is in the best interests of such proprietary registered investment companies to recall the security for voting purposes.
Procedures for meetings involving fixed income securities & privately held issuers
.  From time to time, certain custodians may process events for fixed income securities through their proxy voting channels rather than corporate action channels for administrative convenience. In such cases, the Proxy Group will receive ballots for such events on the ISS voting platform. The Proxy Group will solicit voting instructions from the investment manager for each Fund involved. If the Proxy Group does not receive voting instructions from the investment manager, the Proxy Group will take no action on the event. The investment manager may be unable to vote a proxy for a fixed income security, or may choose not to vote a proxy, for the reasons described above.
In the rare instance where there is a vote for a privately held issuer, the decision will generally be made by the relevant portfolio managers or research analysts.
The Proxy Group will monitor such meetings involving fixed income securities or privately held issuers for conflicts of interest in accordance with these procedures. If a fixed income or privately held issuer is flagged as a potential conflict of interest, the investment manager may nonetheless vote as it deems in the best interests of the Fund. The investment manager will report such decisions on an annual basis to the Fund board as may be required.
Shareholders may view the complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923, Attention: Proxy Group. Copies of the Fund’s proxy voting records are available online at franklintempleton.com and posted on the SEC website at www.sec.gov. The proxy voting records are updated each year by August 31 to reflect the most recent 12-month period ended June 30.

Item 8. Portfolio Managers of Closed-End Management Investment Companies
.   N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
. N/A

Item 10
. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Directors that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSRS, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)  Changes in Internal Controls. There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.

Securities lending agent
The board of trustees has approved the Fund’s participation in a securities lending program. Under the securities lending program, JP Morgan Chase Bank serves as the Fund’s securities lending agent.

For the six months ended June 30, 2021, the income earned by the Fund as well as the fees and/or compensation paid by the Fund in dollars pursuant to a securities lending agreement between the Trust with respect to the Fund and the Securities Lending Agent were as follows (figures may differ from those shown in shareholder reports due to time of availability and use of estimates):

Gross income earned by the Fund from securities lending activities	$ 28,366
Fees and/or compensation paid by the Fund for securities lending activities and related services
Fees paid to Securities Lending Agent from revenue split	$ 2,338
Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) not included in a revenue split	$ -
Administrative fees not included in a revenue split	$ -
Indemnification fees not included in a revenue split	$ -
Rebate (paid to borrower)	$ 213
Other fees not included above	$ 219
Aggregate fees/compensation paid by the Fund for securities lending activities	$ 2,770
Net income from securities lending activities	$ 25,596

Item 13. Exhibits.

(a)(1)
Code of Ethics

codeofethics

(a)(2)
Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer

section302

(b)
Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Templeton Dragon Fund, Inc.

By S\Matthew T. Hinkle__________________________
     Matthew T. Hinkle
     Chief Executive Officer - Finance and Administration
Date August 25, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\Matthew T. Hinkle____________________________
     Matthew T. Hinkle
     Chief Executive Officer - Finance and Administration
Date August 25, 2021

By S\Robert G. Kubilis_______________________________
     Robert G. Kubilis
     Chief Financial Officer and Chief Accounting Officer
Date August 25, 2021